Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations
	For the years ended December 31,
	2020	2019	2018
Revenue	$-	$5,303,071	$8,274,992
Cost of revenues	-	4,475,590	5,098,892
Gross profit	-	827,481	3,176,100
Operating expenses	-	3,582,359	744,417
(Loss) income from discontinued operations	-	(2,754,878)	2,431,683
Other income (expense), net	-	10,762	20,591
(Loss) income before tax	-	(2,744,116)	2,452,274
Income tax provision	-	57,015	537,981
Net (loss) income from discontinued operations	$-	$(2,801,131)	$1,914,293

Schedule of assets and liabilities of the discontinued operations
	As of December 31,
	2020	2019
Cash	-	$4,197
Accounts receivable, net	-	1,024,051
Accounts receivable-related party	-	476,334
Advance to suppliers, net	-	107,413
Advances to suppliers-related party	-	3,381,788
Prepayment and other assets, net	-	16,645
Due from related party	-	315,920
Inventories	-	-
Total current assets held for sale	-	5,326,348
Property and equipment, net	-	765,450
Intangible assets, net	-	428,002
Right of use assets	-	373
Total non-current assets held for sale	-	1,193,825
Total assets held for sale	-	6,520,173

Accounts payable	-	831,724
Advance from customers	-	38,593
Taxes payable	-	1,753,821
Accrued liabilities and other payables	-	270,644
Due to related parties	-	110,142
Total liabilities held for sale	-	$3,004,924